Inventory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Inventory
Raw materials	¥ 2,974,125		¥ 1,008,348
Work in process	170,995		3,915
Finished Goods	4,685,790		826,011
Merchandise	510,143		220,931
Less: write-downs	(149,667)		(2,853)
Total	8,191,386		2,056,352		$ 1,187,639
Write-downs of inventory	¥ 148,729	$ 21,564	¥ 1,105	¥ 5,803